Quarterly Holdings Report
for
Fidelity® MSCI Health Care Index ETF
April 30, 2026
T05-NPRT3-0626
1.9584810.112

Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
BIOTECHNOLOGY – 22.8%
Biotechnology – 22.8%
AbbVie, Inc.	815,990	$172,435,007
ACADIA Pharmaceuticals, Inc. (a)	54,956	1,233,762
ADMA Biologics, Inc. (a)	109,138	1,118,665
Agios Pharmaceuticals, Inc. (a)	25,231	706,468
Akero Therapeutics, Inc. (a)	22,341	0
Akouos, Inc. (a)	11,863	2,254
Alkermes PLC (a)	72,512	2,444,380
Alnylam Pharmaceuticals, Inc. (a)	60,996	18,877,652
Amgen, Inc.	248,613	86,082,251
AnaptysBio, Inc. (a)	6,418	421,855
Annexon, Inc. (a)	54,687	321,013
Apellis Pharmaceuticals, Inc. (a)	35,150	1,439,393
Apogee Therapeutics, Inc. (a)	17,612	1,459,859
Arbutus Biopharma Corp. (a)	64,437	270,635
Arcellx, Inc. (a)	12,690	888
Arcus Biosciences, Inc. (a)	40,376	1,029,588
Arcutis Biotherapeutics, Inc. (a)	50,560	1,174,003
Ardelyx, Inc. (a)	111,086	703,174
ArriVent Biopharma, Inc. (a)	9,868	306,796
Arrowhead Pharmaceuticals, Inc. (a)	56,550	4,155,294
ARS Pharmaceuticals, Inc. (a)	24,917	205,814
Aurinia Pharmaceuticals, Inc. (a)	52,025	800,405
Beam Therapeutics, Inc. (a)	42,166	1,278,895
Bicara Therapeutics, Inc. (a)	12,760	275,361
BioCryst Pharmaceuticals, Inc. (a)	96,151	880,743
Biogen, Inc. (a)	67,766	12,826,749
Biohaven Ltd. (a)	59,940	574,825
BioMarin Pharmaceutical, Inc. (a)	84,082	4,532,861
Bridgebio Pharma, Inc. (a)	66,688	4,742,184
Capricor Therapeutics, Inc. (a)	22,465	754,375
CareDx, Inc. (a)	24,115	501,833
Catalyst Pharmaceuticals, Inc. (a)	54,185	1,524,224
Celcuity, Inc. (a)	9,556	1,159,621
Celldex Therapeutics, Inc. (a)	30,973	1,018,392
CG oncology, Inc. (a)	19,705	1,315,112
Chinook Therapeutics, Inc. (a)	24,218	0
Cogent Biosciences, Inc. (a)	38,351	1,372,582
Compass Therapeutics, Inc. (a)	51,153	90,541
CRISPR Therapeutics AG (a)	39,903	2,088,523
Cullinan Therapeutics, Inc. (a)	14,784	192,931
Cytokinetics, Inc. (a)	53,720	3,436,468
CytomX Therapeutics, Inc. (a)	74,256	313,360
Denali Therapeutics, Inc. (a)	64,790	1,212,869
Dianthus Therapeutics, Inc. (a)	16,047	1,408,927
Disc Medicine, Inc. (a)	11,162	736,134
Dyne Therapeutics, Inc. (a)	53,716	942,716
Erasca, Inc. (a)	78,076	831,509
Exelixis, Inc. (a)	117,751	5,235,209
First Tracks Biotherapeutics, Inc. (a)	6,418	149,347

	Shares	Value

Geron Corp. (a)	230,599	$355,122
Gilead Sciences, Inc.	572,814	74,946,984
GRAIL, Inc. (a)	16,096	876,910
Halozyme Therapeutics, Inc. (a)	54,463	3,467,115
Ideaya Biosciences, Inc. (a)	36,855	1,072,481
ImmunityBio, Inc. (a)	158,131	1,122,730
Immunome, Inc. (a)	42,979	985,938
Immunovant, Inc. (a)	36,741	997,334
Incyte Corp. (a)	77,137	7,348,842
Inhibrx Biosciences, Inc. (a)	3,333	430,657
Insmed, Inc. (a)	98,520	13,431,232
Intellia Therapeutics, Inc. (a)	50,707	683,530
Ionis Pharmaceuticals, Inc. (a)	70,978	5,306,315
Iovance Biotherapeutics, Inc. (a)	140,923	473,501
Janux Therapeutics, Inc. (a)	17,660	253,774
KalVista Pharmaceuticals, Inc. (a)	13,259	353,485
Kiniksa Pharmaceuticals International PLC (a)	16,563	890,758
Kodiak Sciences, Inc. (a)	13,317	579,023
Krystal Biotech, Inc. (a)	10,084	2,644,630
Kura Oncology, Inc. (a)	34,421	303,937
Kymera Therapeutics, Inc. (a)	21,910	1,776,244
Madrigal Pharmaceuticals, Inc. (a)	6,819	3,528,082
MannKind Corp. (a)	135,688	383,997
MiMedx Group, Inc. (a)	52,532	176,508
Mineralys Therapeutics, Inc. (a)	20,978	559,064
Mirum Pharmaceuticals, Inc. (a)	17,493	1,702,244
Moderna, Inc. (a)	162,167	7,449,952
Monte Rosa Therapeutics, Inc. (a)	14,154	271,049
MoonLake Immunotherapeutics (a)	14,568	238,624
Myriad Genetics, Inc. (a)	41,272	196,042
Natera, Inc. (a)	60,725	12,519,066
Neurocrine Biosciences, Inc. (a)	45,968	6,052,607
Newamsterdam Pharma Co. NV (a)	21,169	604,587
Novavax, Inc. (a)	62,651	496,509
Nurix Therapeutics, Inc. (a)	34,589	577,636
Nuvalent, Inc. Class A (a)	18,465	1,851,670
Olema Pharmaceuticals, Inc. (a)	17,308	249,408
ORIC Pharmaceuticals, Inc. (a)	20,039	197,985
Oruka Therapeutics, Inc. (a)	9,959	681,295
Palvella Therapeutics, Inc. (a)	4,496	576,927
Praxis Precision Medicines, Inc. (a)	10,867	3,464,726
Precigen, Inc. (a)	81,104	337,393
Prime Medicine, Inc. (a)	39,527	140,123
Protagonist Therapeutics, Inc. (a)	23,132	2,289,374
PTC Therapeutics, Inc. (a)	33,415	2,173,980
Recursion Pharmaceuticals, Inc. Class A (a)	203,251	703,248
Regeneron Pharmaceuticals, Inc.	47,685	33,716,156
Relay Therapeutics, Inc. (a)	56,820	736,387
Revolution Medicines, Inc. (a)	74,740	10,771,529
Rhythm Pharmaceuticals, Inc. (a)	26,169	2,129,110

Quarterly Report	2

Common Stocks – continued
		Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Roivant Sciences Ltd. (a)		173,133	$4,939,485
Sana Biotechnology, Inc. (a)		78,026	256,706
Sarepta Therapeutics, Inc. (a)		45,547	951,021
Savara, Inc. (a)		31,710	166,160
Scholar Rock Holding Corp. (a)		28,968	1,350,199
Soleno Therapeutics, Inc. (a)		21,263	1,123,112
Spyre Therapeutics, Inc. (a)		22,417	1,668,946
Stoke Therapeutics, Inc. (a)		18,412	602,441
Syndax Pharmaceuticals, Inc. (a)		37,483	803,261
Tango Therapeutics, Inc. (a)		20,381	440,637
Taysha Gene Therapies, Inc. (a)		62,485	399,279
TG Therapeutics, Inc. (a)		69,640	2,352,439
Travere Therapeutics, Inc. (a)		39,584	1,667,278
Twist Bioscience Corp. (a)		28,085	1,641,568
Tyra Biosciences, Inc. (a)		6,122	212,740
Ultragenyx Pharmaceutical, Inc. (a)		39,736	981,082
uniQure NV (a)		18,008	359,260
United Therapeutics Corp. (a)		18,901	10,799,086
Upstream Bio, Inc. (a)		11,160	102,449
UroGen Pharma Ltd. (a)		18,033	429,726
Vaxcyte, Inc. (a)		54,647	3,127,994
Vera Therapeutics, Inc. (a)		17,563	625,418
Veracyte, Inc. (a)		36,188	1,191,309
Vericel Corp. (a)		23,722	823,865
Vertex Pharmaceuticals, Inc. (a)		117,140	50,063,293
Viking Therapeutics, Inc. (a)		49,795	1,552,608
Vir Biotechnology, Inc. (a)		54,198	553,633
Viridian Therapeutics, Inc. (a)		30,128	406,125
Xencor, Inc. (a)		22,923	273,471
Xenon Pharmaceuticals, Inc. (a)		36,576	2,049,719
Zenas Biopharma, Inc. (a)		7,339	141,789
Zymeworks, Inc. (a)		17,797	490,129
TOTAL BIOTECHNOLOGY	650,207,495
HEALTH CARE EQUIPMENT & SUPPLIES – 16.8%
Health Care Equipment – 15.8%
Abbott Laboratories		802,826	72,888,573
Alphatec Holdings, Inc. (a)		54,133	528,338
Artivion, Inc. (a)		18,392	658,985
AtriCure, Inc. (a)		23,082	648,835
Axogen, Inc. (a)		21,500	928,800
Baxter International, Inc.		237,837	4,181,174
Becton Dickinson & Co.		131,589	19,612,025
Boston Scientific Corp. (a)		684,434	39,430,243
Butterfly Network, Inc. (a)		93,022	445,575
CONMED Corp.		14,369	526,768
Dexcom, Inc. (a)		180,283	10,735,853
Edwards Lifesciences Corp. (a)		267,921	22,371,403
Enovis Corp. (a)		26,221	614,620
Envista Holdings Corp. (a)		76,092	1,973,826

		Shares	Value

GE HealthCare Technologies, Inc.		210,460	$12,804,386
Glaukos Corp. (a)		26,450	3,800,072
Globus Medical, Inc. Class A (a)		51,771	4,668,709
Hologic, Inc. (a)		100,790	1,008
IDEXX Laboratories, Inc. (a)		36,867	20,675,014
Inspire Medical Systems, Inc. (a)		12,863	722,129
Insulet Corp. (a)		32,471	5,589,558
Integer Holdings Corp. (a)		16,356	1,447,670
Integra LifeSciences Holdings Corp. (a)		29,902	315,167
Intuitive Surgical, Inc. (a)		163,669	74,896,571
iRadimed Corp.		3,851	321,327
IRhythm Holdings, Inc. (a)		14,825	1,914,797
Kestra Medical Technologies Ltd. (a)		9,448	195,763
LeMaitre Vascular, Inc.		9,837	1,079,611
LivaNova PLC (a)		25,135	1,510,614
Masimo Corp. (a)		21,108	3,766,300
Medtronic PLC		591,898	47,925,981
Novocure Ltd. (a)		48,035	730,612
Omnicell, Inc. (a)		21,155	876,240
Penumbra, Inc. (a)		17,152	5,599,785
Procept Biorobotics Corp. (a)		25,362	609,702
Pulse Biosciences, Inc. (a)		9,245	195,717
QuidelOrtho Corp. (a)		31,649	389,283
ResMed, Inc.		67,421	14,415,284
SI-BONE, Inc. (a)		18,818	233,155
STERIS PLC		45,282	9,820,760
Stryker Corp.		158,906	50,076,048
Tandem Diabetes Care, Inc. (a)		31,511	615,252
Teleflex, Inc.		20,462	2,535,446
TransMedics Group, Inc. (a)		15,145	1,526,465
Zimmer Biomet Holdings, Inc.		91,433	7,536,822
			452,340,266
Health Care Supplies – 1.0%
Align Technology, Inc. (a)		31,438	5,533,402
Avanos Medical, Inc. (a)		20,939	515,518
Cooper Cos., Inc. (a)		90,338	5,682,260
Dentsply Sirona, Inc.		91,834	1,079,049
Embecta Corp.		25,512	233,435
Establishment Labs Holdings, Inc. (a)		7,971	547,050
Haemonetics Corp. (a)		21,461	1,289,591
ICU Medical, Inc. (a)		10,944	1,304,525
Lantheus Holdings, Inc. (a)		30,772	2,603,927
Merit Medical Systems, Inc. (a)		27,451	1,871,609
Neogen Corp. (a)		96,177	904,064
Solventum Corp. (a)		72,184	4,862,314
STAAR Surgical Co. (a)		14,691	387,255
UFP Technologies, Inc. (a)		3,350	641,961
			27,455,960
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES	479,796,226

3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES – 18.2%
Health Care Distributors – 3.4%
AdaptHealth Corp. (a)	43,305	$567,729
Cardinal Health, Inc.	109,696	21,158,164
Cencora, Inc.	85,087	26,207,647
Henry Schein, Inc. (a)	48,980	3,653,418
McKesson Corp.	56,985	46,454,172
		98,041,130
Health Care Facilities – 2.1%
Acadia Healthcare Co., Inc. (a)	40,172	1,040,254
Ardent Health, Inc. (a)	13,112	127,973
Brookdale Senior Living, Inc. (a)	105,319	1,512,381
Concentra Group Holdings Parent, Inc.	53,425	1,200,460
Encompass Health Corp.	46,407	4,640,700
Ensign Group, Inc.	26,762	4,996,198
HCA Healthcare, Inc.	73,749	32,040,253
National HealthCare Corp.	6,169	1,069,026
Nutex Health, Inc. (a)	1,700	202,640
PACS Group, Inc. (a)	21,995	737,932
Select Medical Holdings Corp.	51,090	838,387
Surgery Partners, Inc. (a)	35,045	491,681
Tenet Healthcare Corp. (a)	40,613	7,193,375
U.S. Physical Therapy, Inc.	6,857	488,356
Universal Health Services, Inc. Class B	25,483	4,288,024
		60,867,640
Health Care Services – 4.6%
Addus HomeCare Corp. (a)	8,452	818,914
AMN Healthcare Services, Inc. (a)	17,137	350,794
Astrana Health, Inc. (a)	20,883	712,946
Aveanna Healthcare Holdings, Inc. (a)	23,951	156,640
BrightSpring Health Services, Inc. (a)	66,653	3,197,345
Castle Biosciences, Inc. (a)	13,531	331,374
Chemed Corp.	6,563	2,789,144
Cigna Group	123,330	35,837,231
CorVel Corp. (a)	14,092	809,726
CVS Health Corp.	586,089	48,815,353
DaVita, Inc. (a)	17,983	2,789,883
Fulgent Genetics, Inc. (a)	8,753	132,958
GeneDx Holdings Corp. (a)	9,194	578,211
Guardant Health, Inc. (a)	51,837	4,513,966
Guardian Pharmacy Services, Inc. Class A (a)	11,248	417,301
Hims & Hers Health, Inc. (a)	91,178	2,477,306
Hinge Health, Inc. Class A (a)	8,122	362,241
Labcorp Holdings, Inc.	38,323	9,841,346
LifeStance Health Group, Inc. (a)	80,190	607,038
NeoGenomics, Inc. (a)	60,531	560,517
OPKO Health, Inc. (a)	200,102	225,115

		Shares	Value

Option Care Health, Inc. (a)		72,815	$1,480,329
Pediatrix Medical Group, Inc. (a)		39,438	887,749
Pennant Group, Inc. (a)		16,336	511,644
Privia Health Group, Inc. (a)		45,158	1,122,176
Quest Diagnostics, Inc.		51,278	9,958,188
RadNet, Inc. (a)		30,424	1,720,477
			132,005,912
Managed Health Care – 8.1%
Alignment Healthcare, Inc. (a)		78,395	1,767,023
Centene Corp. (a)		226,652	12,168,946
Clover Health Investments Corp. (a)		191,101	525,528
Elevance Health, Inc.		102,606	38,622,950
HealthEquity, Inc. (a)		39,344	3,227,388
Humana, Inc.		55,554	13,135,188
Molina Healthcare, Inc. (a)		23,769	4,625,923
Progyny, Inc. (a)		37,351	693,981
UnitedHealth Group, Inc.		418,220	154,942,146
			229,709,073
TOTAL HEALTH CARE PROVIDERS & SERVICES	520,623,755
HEALTH CARE TECHNOLOGY – 0.6%
Health Care Technology – 0.6%
Certara, Inc. (a)		55,826	342,213
Doximity, Inc. Class A (a)		57,862	1,414,147
GoodRx Holdings, Inc. Class A (a)		41,844	98,752
HealthStream, Inc.		11,039	229,170
HeartFlow, Inc. (a)		9,563	284,595
Phreesia, Inc. (a)		27,318	251,599
Schrodinger, Inc. (a)		29,701	355,224
Teladoc Health, Inc. (a)		81,058	491,211
Veeva Systems, Inc. Class A (a)		71,993	11,228,748
Waystar Holding Corp. (a)		53,588	1,145,444
TOTAL HEALTH CARE TECHNOLOGY	15,841,103
LIFE SCIENCES TOOLS & SERVICES – 8.5%
Life Sciences Tools & Services – 8.5%
10X Genomics, Inc. Class A (a)		48,932	1,078,951
Adaptive Biotechnologies Corp. (a)		52,346	738,079
Agilent Technologies, Inc.		130,939	15,130,001
Avantor, Inc. (a)		316,237	2,561,520
Azenta, Inc. (a)		18,758	460,884
BioLife Solutions, Inc. (a)		18,652	393,184
Bio-Rad Laboratories, Inc. Class A (a)		8,563	2,398,667
Bio-Techne Corp.		71,837	3,974,023
Bruker Corp.		48,831	1,792,586
Charles River Laboratories International, Inc. (a)		22,674	3,785,878
Danaher Corp.		293,505	52,522,720
Fortrea Holdings, Inc. (a)		44,224	508,576
Ginkgo Bioworks Holdings, Inc. (a)		16,982	143,668

Quarterly Report	4

Common Stocks – continued
		Shares	Value
LIFE SCIENCES TOOLS & SERVICES – continued
Life Sciences Tools & Services – continued
Illumina, Inc. (a)		70,547	$8,941,127
IQVIA Holdings, Inc. (a)		78,688	12,461,818
Medpace Holdings, Inc. (a)		10,364	4,338,992
Mettler-Toledo International, Inc. (a)		9,423	12,029,496
OmniAb, Inc. (a)		3,335	1,567
OmniAb, Inc. (a)		3,335	1,201
Personalis, Inc. (a)		24,438	134,898
Repligen Corp. (a)		24,698	2,922,020
Revvity, Inc.		52,333	4,533,084
Sotera Health Co. (a)		99,321	1,545,435
Standard BioTools, Inc. (a)		118,488	110,040
Tempus AI, Inc. Class A (a)		42,918	2,381,091
Thermo Fisher Scientific, Inc.		173,462	83,081,359
Waters Corp. (a)		45,335	14,018,942
West Pharmaceutical Services, Inc.		33,185	9,875,524
TOTAL LIFE SCIENCES TOOLS & SERVICES	241,865,331
PHARMACEUTICALS – 32.9%
Pharmaceuticals – 32.9%
Alumis, Inc. (a)		29,655	732,182
Amneal Pharmaceuticals, Inc. (a)		71,718	923,011
Amphastar Pharmaceuticals, Inc. (a)		17,560	385,618
Amylyx Pharmaceuticals, Inc. (a)		30,218	483,488
ANI Pharmaceuticals, Inc. (a)		8,188	650,537
Arvinas, Inc. (a)		25,043	247,926
AtaiBeckley, Inc. (a)		75,711	314,958
Axsome Therapeutics, Inc. (a)		16,077	3,339,997
Bristol-Myers Squibb Co.		939,894	56,948,177
Collegium Pharmaceutical, Inc. (a)		14,683	495,258
Corcept Therapeutics, Inc. (a)		43,968	2,045,391
CorMedix, Inc. (a)		34,004	258,090
Crinetics Pharmaceuticals, Inc. (a)		41,183	1,597,077
Definium Therapeutics, Inc. (a)		37,154	812,929
Edgewise Therapeutics, Inc. (a)		24,144	747,498
Elanco Animal Health, Inc. (a)		229,567	5,135,414
Eli Lilly & Co.		371,006	346,742,208
Enliven Therapeutics, Inc. (a)		14,804	610,369
EyePoint, Inc. (a)		34,174	451,097
Harmony Biosciences Holdings, Inc. (a)		20,410	638,017
Harrow, Inc. (a)		14,677	594,859
Indivior Pharmaceuticals, Inc. (a)		48,679	1,790,414
Innoviva, Inc. (a)		32,578	748,968
Jazz Pharmaceuticals PLC (a)		25,312	5,138,842
Johnson & Johnson		1,112,356	255,675,027
LENZ Therapeutics, Inc. (a)		5,375	48,267
Ligand Pharmaceuticals, Inc. (a)		9,071	2,081,341
Liquidia Corp. (a)		28,405	1,113,760

		Shares	Value

MBX Biosciences, Inc. (a)		10,305	$311,417
Merck & Co., Inc.		1,145,934	125,113,074
Nektar Therapeutics (a)		14,184	1,206,207
Nuvation Bio, Inc. (a)		101,610	452,164
Ocular Therapeutix, Inc. (a)		72,719	681,377
Organon & Co.		120,390	1,595,167
Pacira BioSciences, Inc. (a)		19,461	496,061
Perrigo Co. PLC		62,744	742,889
Pfizer, Inc.		2,625,054	70,088,942
Phathom Pharmaceuticals, Inc. (a)		21,971	246,075
Phibro Animal Health Corp. Class A		9,292	494,149
Prestige Consumer Healthcare, Inc. (a)		22,052	1,241,969
Rapport Therapeutics, Inc. (a)		13,646	452,092
Royalty Pharma PLC Class A		187,394	9,386,565
Septerna, Inc. (a)		5,127	121,817
Supernus Pharmaceuticals, Inc. (a)		26,541	1,273,968
Tarsus Pharmaceuticals, Inc. (a)		14,864	945,499
Terns Pharmaceuticals, Inc. (a)		26,088	1,380,838
Theravance Biopharma, Inc. (a)		17,422	291,644
Tilray Brands, Inc. (a)		55,676	347,418
Trevi Therapeutics, Inc. (a)		44,231	608,619
Viatris, Inc.		530,957	7,932,498
WaVe Life Sciences Ltd. (a)		51,175	361,295
Xeris Biopharma Holdings, Inc. (a)		78,052	478,068
Zoetis, Inc.		203,465	23,392,371
TOTAL PHARMACEUTICALS	940,392,903
TOTAL COMMON STOCKS (Cost $2,327,935,690)			2,848,726,813
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 3.54% (b) (Cost $6,674,000)		6,674,000	6,674,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $2,334,609,690)	2,855,400,813
NET OTHER ASSETS (LIABILITIES) (c) – (0.0%)	(959,039)
NET ASSETS – 100.0%	$2,854,441,774

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $306,139 of cash collateral to cover margin requirements for futures contracts.

5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Health Care Select Sector Index Contracts (United States)	33	June 2026	4,883,340	$ 33,255	$ 33,255
CME E-mini Russell 2000 Index Contracts (United States)	3	June 2026	421,170	5,269	5,269
Total Equity Index Contracts					$38,524
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
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Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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